Commitments and Contingencies (Details) $ in Thousands, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)
Other Commitments
Accrued liability related to exit incentive		$ 8.8
Material pending legal proceedings		0.0	$ 0.0
Maximum
Other Commitments
Maximum credit limit		$ 14.7		$ 20.9
Exit incentive awarded	$ 15,625